Voya Corporate Leaders 100 Fund Average Annual Total Returns - Class A C I R R6 and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			10.94%	10.73%	9.98%
Performance Inception Date		Jun. 30, 2008
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.19%	8.23%	8.13%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.66%	7.88%	7.65%
Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class A | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	13.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			16.13%	11.46%	10.16%
Performance Inception Date		Jun. 30, 2008
Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class C | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	13.10%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			18.05%	12.41%	10.99%
Performance Inception Date		Jun. 30, 2008
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class I | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	13.10%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			17.44%	11.74%	10.32%
Performance Inception Date		Mar. 23, 2012
Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	13.10%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			18.07%	12.41%	11.00%
Performance Inception Date		Oct. 01, 2014
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R6 | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	13.10%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			18.04%	12.35%	10.92%
Performance Inception Date		Jun. 30, 2008
Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class W | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	13.10%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.